PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Premises and Equipment

Premises and equipment consisted of the following:

	December 31		Estimated
	2014	2013	Useful Life
	(dollars in thousands)
Land	$896	$275	N/A
Bank premises	3,718	3,711	35-40 years
Furniture, fixtures, and equipment	3,282	3,583	3-7 years

	7,896	7,569
Accumulated depreciation	(3,300)	(3,334)

	$4,596	$4,235